Stock-Based Compensation and Employee Stock Purchase Program - Summary of Activity Under Stock Incentive Plans (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Shares Subject to Outstanding, Beginning Balance	80,078	60,002	35,554
Shares Subject to Outstanding, Options Granted	158,000	26,021	33,408
Shares Subject to Outstanding, Options exercised		0	0
Shares Subject to Outstanding, Options Forfeited	(7,927)	(5,644)	(6,658)
Shares Subject to Outstanding, Options Expired	(12,576)	(301)	(2,302)
Shares Subject to Outstanding, Ending Balance	217,575	80,078	60,002
Shares Subject to Outstanding, Vested and expected to vest	198,542	74,608
Shares Subject to Outstanding, Exercisable	50,515	41,735
Weighted-Average Exercise Price Per Share, Outstanding Beginning Balance	$ 85.3	$ 114.8	$ 211.2
Weighted-Average Exercise Price Per Share, Options granted	2.71	6.38	44
Weighted-Average Exercise Price Per Share, Options exercised		0	0
Weighted-Average Exercise Price Per Share, Options forfeited	19.08	29.58	91.6
Weighted-Average Exercise Price Per Share, Options expired	170.08	121.05	644.8
Weighted Average Exercise Price Per Share, Outstanding Ending Balance	22.83	85.3	$ 114.8
Weighted Average Exercise Price Per Share, Vested and expected to vest	24.68	89.85
Weighted Average Exercise Price Per Share, Exercisable	$ 84.37	$ 139.82
Aggregate Intrinsic Value, Beginning Balance	$ 0	$ 0	$ 0
Aggregate Intrinsic Value, Options Granted	0	0	11,880
Aggregate Intrinsic Value, Options Exercised		0	0
Aggregate Intrinsic Value, Options Forfeited	397	39,062	0
Aggregate Intrinsic Value, Options Expired	0		0
Aggregate Intrinsic Value, Ending Balance	3,140	0	$ 0
Aggregate Intrinsic Value, Vested and expected to vest	2,778	0
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0